Subsequent Events (Details) $ in Millions		1 Months Ended		2 Months Ended	12 Months Ended
	Mar. 12, 2026 vessel	Feb. 28, 2026 vessel	Jan. 31, 2026 USD ($) vessel	Feb. 28, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Subsequent Events
Subsequent Event [Line Items]
Proceeds from sale of vessels and equipment (note 18) | $			$ 33.0	$ 124.5
Teekay Tankers
Subsequent Event [Line Items]
Proceeds from sale of vessels and equipment (note 18) | $					$ 341.0	$ 88.3
Aframax/LR2 Tankers | Subsequent Events
Subsequent Event [Line Items]
number of vessels purchased			3
Aframax/LR2 Tankers | Teekay Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold						2	1
Proceeds from sale of vessels and equipment (note 18) | $							$ 23.0
Suezmax Tanker | Subsequent Events
Subsequent Event [Line Items]
Number Of Vessels Sold	1		1
VLCC Tanker | Subsequent Events
Subsequent Event [Line Items]
number of vessels agreed to be sold		1